Cash-settled share-based payment provision - Per statement of financial position and Total intrinsic value of rights vested, but not yet exercised (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based payment transaction
Per statement of financial position	R 17,727	R 18,779	R 21,873
Share-based payments
Share-based payment transaction
Per statement of financial position	1,101	885	R 2,515
Share Appreciation Right (SARs)
Share-based payment transaction
Total intrinsic value of rights vested, but not yet exercised	1,085	303
Share Appreciation Right (SARs) | Share-based payments
Share-based payment transaction
Per statement of financial position	1,101	885
SARs with no CPTs
Share-based payment transaction
Total intrinsic value of rights vested, but not yet exercised	98	122
SARs with no CPTs | Share-based payments
Share-based payment transaction
Per statement of financial position	98	153
SARs with CPTs
Share-based payment transaction
Total intrinsic value of rights vested, but not yet exercised	987	181
SARs with CPTs | Share-based payments
Share-based payment transaction
Per statement of financial position	R 1,003	R 732